Vessels and Equipment - Long-term debt (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Vessels and Equipment
Book value of assets pledged as security	$ 1,513,000				$ 1,513,000		$ 1,462,000
Vessels & equipment - Activity
Vessels and equipment, beginning balance		$ 2,421,556		$ 2,398,434	2,421,556	$ 2,398,434	2,398,434
Additions					125,567		126,106
Drydock costs					7,592		553
Disposals					(110,652)		(103,537)
Vessels and equipment, ending balance	2,444,063				2,444,063		2,421,556
Accumulated depreciation - Activity
Accumulated depreciation, beginning balance		(894,210)		(826,366)	(894,210)	(826,366)	(826,366)
Accumulated depreciation, disposals					50,349		43,973
Accumulated depreciation for the year	(29,372)		$ (27,748)		(58,135)	(55,490)	(111,817)
Accumulated depreciation, ending balance	(901,996)				(901,996)		(894,210)
Accumulated impairment - Activity
Accumulated write down, beginning balance		(65,154)		(79,070)	(65,154)	(79,070)	(79,070)
Accumulated impairment, disposals					35,734		30,300
Depreciation and impairment for the period	0	0	$ (16,384)	0		(16,384)	(16,384)
Accumulated write down, ending balance	(29,420)				(29,420)		(65,154)
Net Vessels - Activity
Net Vessels, beginning balance		$ 1,462,192		$ 1,492,998	1,462,192	$ 1,492,998	1,492,998
Additions					125,567		126,106
Drydock costs					7,592		553
Disposals					(24,569)		(29,264)
Depreciation and impairment for the period					(58,135)		(128,201)
Net Vessels, ending balance	$ 1,512,647				$ 1,512,647		$ 1,462,192